SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Year End Translation Rates [Member] | United States of America, Dollars
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=RMB7.2993	US$1=RMB7.0999	US$1=RMB6.8972
Year End Translation Rates [Member] | Viet Nam, Dong
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=VND25480.0000
Average Translation Rates [Member] | United States of America, Dollars
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=RMB7.1933	US$1=RMB7.0896	US$1=RMB6.7518
Average Translation Rates [Member] | Viet Nam, Dong
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=VND25068.6667